Phantom Unit Awards (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense	[1],[2]	$ 1,105	$ 273	$ 3,316	$ 406
Rice Midstream Partners LP 2014 LTIP | Phantom unit awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity compensation expense		1,000		3,000
Unrecorded compensation expense		$ 3,800		$ 3,800

[1]	Equity compensation expense includes stock compensation expense allocated by Rice Energy of $0.1 million and $0.4 million for the three and nine months ended September 30, 2015, respectively, and stock compensation expense allocated by Rice Energy of $0.3 million and $0.4 million for the three and nine months ended September 30, 2014, respectively.
[2]	Financial statements for the periods presented have been retrospectively recast to reflect the acquisition of the Water Assets. See Note 2 for additional information.